UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2017 to August 15, 2017

Date of Report (Date of earliest event reported) September 26, 2017

BLUE ELEPHANT LOAN TRUST I, LLC 1

(Exact name of securitizer as specified in its charter)

None	0001649370
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ashees Jain, (914) 274-8483

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1 Blue Elephant Loan Trust I, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including: Blue Elephant Loan Trust 2015-1 and Blue Elephant Loan Trust Depositor, LLC.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03.	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Blue Elephant Loan Trust I, LLC has no asset-backed securities outstanding held by non-affiliates (“Outstanding”). The date of the last payment on the last asset-backed security Outstanding that was issued by, or issued by an affiliate of, Blue Elephant Loan Trust I, LLC, was August 15, 2017.

Pursuant to Rule 15Ga-1(c)(3), Blue Elephant Loan Trust I, LLC hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Blue Elephant Loan Trust I, LLC (Securitizer)
By:	Blue Elephant Consumer Fund, LP, Sole Manager
By:	Blue Elephant Partners, LLC, General Partner
By:	/s/ Ashees Jain
Name: Ashees Jain Title: Manager

Date: September 26, 2017